Offerings - Offering: 1	Feb. 19, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 3,053,000.00
Amount of Registration Fee	$ 421.62
Offering Note	(1) The maximum aggregate amount of the securities to which the amended prospectus relates is $3,053,000. The fee of $421.6193 was previously paid - Accession No. [0001104659-26-015226]